Share-Based Payments - Schedule of Options Granted Under OIP (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares		Jun. 30, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of options	3,000,000	[1]	1,000,000	[2]
2024-11-18 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date	Jun. 19, 2028
Exercise price (in Dollars per share)	$ 0.13
No. of options	1,000,000
Share price at grant date (in Dollars per share)	$ 0.079
Expected volatility	75.72%
Dividend yield	0.00%
Risk- free interest rate	4.15%
Fair value at grant date per option (in Dollars per share)	$ 0.035
2024-11-18 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date	Aug. 20, 2028
Exercise price (in Dollars per share)	$ 0.145
No. of options	2,000,000
Share price at grant date (in Dollars per share)	$ 0.079
Expected volatility	74.51%
Dividend yield	0.00%
Risk- free interest rate	4.15%
Fair value at grant date per option (in Dollars per share)	$ 0.0334
2023-11-21 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date			Nov. 21, 2027
Exercise price (in Dollars per share)			$ 0.25
No. of options			1,000,000
Share price at grant date (in Dollars per share)			$ 0.08
Expected volatility			119.21%
Dividend yield			0.00%
Risk- free interest rate			4.09%
Fair value at grant date per option (in Dollars per share)			$ 0.0511

[1]	1,000,000 options each granted to Dr. Jeannette Joughin on 19 June 2024, Mr. Daniel Pollock and Prof. Ravi Savarirayan on 20 August 2024 were approved by shareholders at the 2024 annual general meeting held on 18 November 2024.
[2]	1,000,000 options granted to Mr. Paul Brennan on 16 March 2022 were approved by shareholders at the 2023 annual general meeting held on 21 November 2023.